Distribution Date:	08/17/26	Benchmark 2023-V4 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-V4

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	3		Attention: Richard Simpson	richard.simpson@citi.com; ryan.m.oconnor@citi.com

Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17
		Special Servicer	K-Star Asset Management LLC
Historical Detail	18
			Attention: Lindsey Wright	Lindsey.Wright@KKR.com

Delinquency Loan Detail	19		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States

Collateral Stratification and Historical Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
			Attention: Benchmark 2023-V4 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	23
		Trustee	Computershare Trust Company, N.A.

Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	25			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
		Controlling Class	KKR CMBS IIII Aggregator Category 2 L.P.
Supplemental Notes	27	Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	081926AA5	6.447440%	740,000.00	367,920.55	14,082.97	1,976.79	0.00	0.00	16,059.76	353,837.58	30.02%	30.00%
A-3	081926AC1	6.840940%	437,880,000.00	437,880,000.00	0.00	2,496,259.01	0.00	0.00	2,496,259.01	437,880,000.00	30.02%	30.00%
A-S	081926AD9	7.708687%	81,459,000.00	81,459,000.00	0.00	523,284.93	0.00	0.00	523,284.93	81,459,000.00	17.01%	17.00%
B	081926AG2	7.708687%	28,197,000.00	28,197,000.00	0.00	181,134.87	0.00	0.00	181,134.87	28,197,000.00	12.51%	12.50%
C	081926AH0	7.708687%	19,738,000.00	19,738,000.00	0.00	126,795.05	0.00	0.00	126,795.05	19,738,000.00	9.36%	9.35%
D	081926AJ6	7.708687%	6,266,000.00	6,266,000.00	0.00	40,252.19	0.00	0.00	40,252.19	6,266,000.00	8.36%	8.35%
E-RR	081926AM9	7.708687%	8,459,000.00	8,459,000.00	0.00	54,339.82	0.00	0.00	54,339.82	8,459,000.00	7.00%	7.00%
F-RR	081926AP2	7.708687%	6,266,000.00	6,266,000.00	0.00	40,252.19	0.00	0.00	40,252.19	6,266,000.00	6.00%	6.00%
G-RR	081926AR8	7.708687%	10,965,000.00	10,965,000.00	0.00	70,438.13	0.00	0.00	70,438.13	10,965,000.00	4.25%	4.25%
J-RR	081926AT4	7.708687%	6,266,000.00	6,266,000.00	0.00	40,252.19	0.00	0.00	40,252.19	6,266,000.00	3.25%	3.25%
K-RR*	081926AV9	7.708687%	20,365,396.00	20,365,396.00	0.00	130,825.39	0.00	0.00	130,825.39	20,365,396.00	0.00%	0.00%
R	081926AW7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			626,601,396.00	626,229,316.55	14,082.97	3,705,810.56	0.00	0.00	3,719,893.53	626,215,233.58

X-A	081926AF4	0.732015%	520,079,000.00	519,706,920.55	0.00	317,027.52	0.00	0.00	317,027.52	519,692,837.58
Notional SubTotal			520,079,000.00	519,706,920.55	0.00	317,027.52	0.00	0.00	317,027.52	519,692,837.58

Deal Distribution Total					14,082.97	4,022,838.08	0.00	0.00	4,036,921.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	081926AA5	497.18993243	19.03104054	2.67133784	0.00000000	0.00000000	0.00000000	0.00000000	21.70237838	478.15889189
A-3	081926AC1	1,000.00000000	0.00000000	5.70078334	0.00000000	0.00000000	0.00000000	0.00000000	5.70078334	1,000.00000000
A-S	081926AD9	1,000.00000000	0.00000000	6.42390565	0.00000000	0.00000000	0.00000000	0.00000000	6.42390565	1,000.00000000
B	081926AG2	1,000.00000000	0.00000000	6.42390573	0.00000000	0.00000000	0.00000000	0.00000000	6.42390573	1,000.00000000
C	081926AH0	1,000.00000000	0.00000000	6.42390566	0.00000000	0.00000000	0.00000000	0.00000000	6.42390566	1,000.00000000
D	081926AJ6	1,000.00000000	0.00000000	6.42390520	0.00000000	0.00000000	0.00000000	0.00000000	6.42390520	1,000.00000000
E-RR	081926AM9	1,000.00000000	0.00000000	6.42390590	0.00000000	0.00000000	0.00000000	0.00000000	6.42390590	1,000.00000000
F-RR	081926AP2	1,000.00000000	0.00000000	6.42390520	0.00000000	0.00000000	0.00000000	0.00000000	6.42390520	1,000.00000000
G-RR	081926AR8	1,000.00000000	0.00000000	6.42390606	0.00000000	0.00000000	0.00000000	0.00000000	6.42390606	1,000.00000000
J-RR	081926AT4	1,000.00000000	0.00000000	6.42390520	0.00000000	0.00000000	0.00000000	0.00000000	6.42390520	1,000.00000000
K-RR	081926AV9	1,000.00000000	0.00000000	6.42390602	0.00000000	0.29723164	0.00000000	0.00000000	6.42390602	1,000.00000000
R	081926AW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081926AF4	999.28457129	0.00000000	0.60957570	0.00000000	0.00000000	0.00000000	0.00000000	0.60957570	999.25749277

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	1,976.79	0.00	1,976.79	0.00	0.00	0.00	1,976.79	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,496,259.01	0.00	2,496,259.01	0.00	0.00	0.00	2,496,259.01	0.00
X-A	07/01/26 - 07/30/26	30	0.00	317,027.52	0.00	317,027.52	0.00	0.00	0.00	317,027.52	0.00
A-S	07/01/26 - 07/30/26	30	0.00	523,284.93	0.00	523,284.93	0.00	0.00	0.00	523,284.93	0.00
B	07/01/26 - 07/30/26	30	0.00	181,134.87	0.00	181,134.87	0.00	0.00	0.00	181,134.87	0.00
C	07/01/26 - 07/30/26	30	0.00	126,795.05	0.00	126,795.05	0.00	0.00	0.00	126,795.05	0.00
D	07/01/26 - 07/30/26	30	0.00	40,252.19	0.00	40,252.19	0.00	0.00	0.00	40,252.19	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	54,339.82	0.00	54,339.82	0.00	0.00	0.00	54,339.82	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	40,252.19	0.00	40,252.19	0.00	0.00	0.00	40,252.19	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	70,438.13	0.00	70,438.13	0.00	0.00	0.00	70,438.13	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	40,252.19	0.00	40,252.19	0.00	0.00	0.00	40,252.19	0.00
K-RR	07/01/26 - 07/30/26	30	6,014.61	130,825.38	0.00	130,825.38	0.00	0.00	0.00	130,825.39	6,053.24
Totals			6,014.61	4,022,838.07	0.00	4,022,838.07	0.00	0.00	0.00	4,022,838.08	6,053.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	4,036,921.05
Excess Liquidation Proceeds Reserve Account Summary
Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,035,570.87	Master Servicing Fee	3,031.64
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,873.09
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	269.63
ARD Interest	0.00	Operating Advisor Fee	1,342.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.70
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,035,570.87	Total Fees	12,732.80

Principal		Expenses/Reimbursements
Scheduled Principal	14,082.97	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	14,082.97	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,022,838.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	14,082.97
Initial Interest Deposit Amount	0.00	Prepayment Penalties / Yield Maintenance	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,036,921.05
Total Funds Collected	4,049,653.84	Total Funds Distributed	4,049,653.85

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	626,229,317.28	626,229,317.28	Beginning Certificate Balance	626,229,316.55
(-) Scheduled Principal Collections	14,082.97	14,082.97	(-) Principal Distributions	14,082.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	626,215,234.31	626,215,234.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	626,229,317.28	626,229,317.28	Ending Certificate Balance	626,215,233.58
Ending Actual Collateral Balance	626,224,157.79	626,224,157.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.73)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.73)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	51,000,000.00	8.14%	26	7.8500	NAP	Defeased	1	51,000,000.00	8.14%	26	7.8500	NAP
$19,999,999 or less	25	215,877,334.31	34.47%	24	7.4207	1.476722	1.49 or less	17	257,479,000.98	41.12%	26	7.9425	1.159242
$20,000,000 to $29,999,999	6	132,837,900.00	21.21%	25	7.7891	1.498652	1.50 to 1.99	12	196,048,333.33	31.31%	23	7.2333	1.591875
$30,000,000 to $39,999,999	4	126,000,000.00	20.12%	26	7.4987	1.355000	2.00 to 2.49	4	98,887,900.00	15.79%	26	7.1235	2.071141
$40,000,000 to $49,999,999	1	40,000,000.00	6.39%	23	6.3900	1.540000	2.50 or greater	4	22,800,000.00	3.64%	22	5.1957	2.634123
$50,000,000 to $59,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	38	626,215,234.31	100.00%	25	7.4836	1.503655
$60,000,000 or greater	1	60,500,000.00	9.66%	27	7.4200	2.070000
Totals	38	626,215,234.31	100.00%	25	7.4836	1.503655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	51,000,000.00	8.14%	26	7.8500	NAP
							Defeased	2	51,000,000.00	8.14%	26	7.8500	NAP
Alabama	2	6,655,000.00	1.06%	26	7.5000	1.263569
							Industrial	2	33,950,000.00	5.42%	25	7.4837	1.459264
Arizona	2	26,494,293.16	4.23%	24	7.4212	1.558834
							Lodging	5	157,184,000.98	25.10%	26	7.9651	1.562252
California	6	77,266,176.47	12.34%	26	7.8243	1.572601
							Mixed Use	3	14,500,000.00	2.32%	26	7.7834	1.245517
Colorado	2	8,295,000.00	1.32%	26	7.0300	1.230000
							Multi-Family	7	35,005,000.00	5.59%	25	6.5894	1.426506
Connecticut	2	2,684,128.49	0.43%	23	6.3900	1.540000
							Office	5	137,933,333.33	22.03%	23	7.5162	1.599761
Florida	3	3,121,678.29	0.50%	23	6.3900	1.540000
							Other	2	14,100,000.00	2.25%	24	7.0627	2.251986
Georgia	11	20,861,090.36	3.33%	25	7.2032	1.464239
							Retail	4	74,137,900.00	11.84%	26	7.6665	1.469165
Indiana	1	830,976.86	0.13%	23	6.3900	1.540000
							Self Storage	61	108,405,000.01	17.31%	24	6.7499	1.392939
Maine	2	1,764,906.47	0.28%	23	6.3900	1.540000
							Totals	91	626,215,234.31	100.00%	25	7.4836	1.503655
Maryland	6	20,647,029.42	3.30%	23	7.7923	1.313436

Massachusetts	1	4,455,808.82	0.71%	26	7.0300	1.230000

Michigan	1	652,647.67	0.10%	23	6.3900	1.540000

New Jersey	2	18,757,495.89	3.00%	20	5.8769	2.118435

New York	22	161,451,945.93	25.78%	26	7.1790	1.679123

North Carolina	3	59,015,048.51	9.42%	22	7.3365	1.549489

Ohio	2	21,519,589.39	3.44%	26	7.3122	1.986497

Pennsylvania	2	70,833,333.33	11.31%	26	8.4351	1.150000

Rhode Island	2	2,787,081.47	0.45%	23	6.3900	1.540000

South Carolina	5	4,243,129.24	0.68%	23	6.3900	1.540000

Tennessee	1	3,000,000.00	0.48%	25	7.6000	1.360000

Texas	8	39,808,897.06	6.36%	25	7.3315	1.551787

Vermont	1	17,680,000.00	2.82%	27	8.1620	0.570000

Virginia	2	2,389,977.49	0.38%	23	6.3900	1.540000

Totals	91	626,215,234.31	100.00%	25	7.4836	1.503655

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	51,000,000.00	8.14%	26	7.8500	NAP	Defeased	1	51,000,000.00	8.14%	26	7.8500	NAP
	5.4999% or less	1	13,000,000.00	2.08%	22	4.1876	2.690000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% to 5.9999%	2	17,500,000.00	2.79%	20	5.8400	2.160000	13 months or greater	37	575,215,234.31	91.86%	25	7.4511	1.521923
	6.0000% to 6.4999%	2	55,000,000.00	8.78%	23	6.3900	1.540000	Totals	38	626,215,234.31	100.00%	25	7.4836	1.503655
	6.5000% to 6.9999%	3	9,800,000.00	1.56%	23	6.5330	2.560000
	7.0000% to 7.4999%	10	243,412,900.00	38.87%	25	7.3488	1.603336
	7.5000 or greater	19	236,502,334.31	37.77%	26	8.1398	1.279493
	Totals	38	626,215,234.31	100.00%	25	7.4836	1.503655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	51,000,000.00	8.14%	26	7.8500	NAP	Defeased	1	51,000,000.00	8.14%	26	7.8500	NAP
	56 months or less	37	575,215,234.31	91.86%	25	7.4511	1.521923	Interest Only	35	549,531,233.33	87.75%	25	7.4205	1.530846
	57 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 or less	2	25,684,000.98	4.10%	24	8.1062	1.331023
	Totals	38	626,215,234.31	100.00%	25	7.4836	1.503655	356 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	626,215,234.31	100.00%	25	7.4836	1.503655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	51,000,000.00	8.14%	26	7.8500	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	575,215,234.31	91.86%	25	7.4511	1.521923
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	626,215,234.31	100.00%	25	7.4836	1.503655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30510214	LO	New York	NY	Actual/360	7.420%	386,561.39	0.00	0.00	N/A	11/06/28	--	60,500,000.00	60,500,000.00	08/06/26
2A1	30510122	OF	Charlotte	NC	Actual/360	7.388%	190,843.75	0.00	0.00	N/A	06/06/28	--	30,000,000.00	30,000,000.00	08/06/26
2A2	30510123				Actual/360	7.388%	127,229.17	0.00	0.00	N/A	06/06/28	--	20,000,000.00	20,000,000.00	08/06/26
2A5-1	30510126				Actual/360	7.388%	38,168.75	0.00	0.00	N/A	06/06/28	--	6,000,000.00	6,000,000.00	08/06/26
3A2-2	30321967	SS	Various	Various	Actual/360	6.390%	220,100.00	0.00	0.00	N/A	07/06/28	--	40,000,000.00	40,000,000.00	07/06/26
3A2-3	30321968				Actual/360	6.390%	82,537.50	0.00	0.00	N/A	07/06/28	--	15,000,000.00	15,000,000.00	07/06/26
4A1	30510180	RT	Various	AZ	Actual/360	7.850%	344,745.83	0.00	0.00	N/A	10/06/28	--	51,000,000.00	51,000,000.00	08/06/26
5A2	30510220	LO	Philadelphia	PA	Actual/360	8.705%	187,399.31	0.00	0.00	N/A	11/06/28	--	25,000,000.00	25,000,000.00	08/06/26
5A5	30510221				Actual/360	8.705%	112,439.58	0.00	0.00	N/A	11/06/28	--	15,000,000.00	15,000,000.00	08/06/26
5A8	30510222				Actual/360	8.705%	74,959.72	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	08/06/26
6A1	30532363	SS	Various	Various	Actual/360	7.030%	181,608.33	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	08/06/26
6A3	30532365				Actual/360	7.030%	83,237.15	0.00	0.00	N/A	10/06/28	--	13,750,000.00	13,750,000.00	08/06/26
7A2	30530290	OF	Oakland	CA	Actual/360	8.012%	241,478.81	0.00	0.00	N/A	11/06/28	--	35,000,000.00	35,000,000.00	07/06/26
8	30510199	Various Various		NY	Actual/360	7.480%	199,674.44	0.00	0.00	N/A	11/06/28	--	31,000,000.00	31,000,000.00	07/06/26
9	30510012	IN	Phoenix	AZ	Actual/360	7.485%	160,813.15	0.00	0.00	N/A	08/06/28	--	24,950,000.00	24,950,000.00	08/06/26
10	30321969	RT	Bronx	NY	Actual/360	8.077%	146,059.08	0.00	0.00	N/A	10/06/28	--	21,000,000.00	21,000,000.00	08/06/26
11	30510023	LO	Lubbock	TX	Actual/360	7.601%	137,460.46	0.00	0.00	N/A	09/06/28	--	21,000,000.00	21,000,000.00	08/06/26
12	30530285	RT	Cincinnati	OH	Actual/360	7.340%	132,024.93	0.00	0.00	N/A	10/06/28	--	20,887,900.00	20,887,900.00	08/06/26
13A8	30321970	OF	Philadelphia	PA	Actual/360	7.787%	55,882.52	0.00	0.00	N/A	06/06/28	--	8,333,333.33	8,333,333.33	07/06/26
13A10-2	30321971				Actual/360	7.787%	83,823.78	0.00	0.00	N/A	06/06/28	--	12,500,000.00	12,500,000.00	07/06/26
14	30510210	MF	Winooski	VT	Actual/360	8.162%	124,261.92	0.00	0.00	N/A	11/01/28	--	17,680,000.00	17,680,000.00	08/01/26
15A5-1	30509707	OF	Jersey City	NJ	Actual/360	5.840%	75,433.33	0.00	0.00	N/A	04/06/28	--	15,000,000.00	15,000,000.00	08/06/26
15A6-2	30509771				Actual/360	5.840%	12,572.22	0.00	0.00	N/A	04/06/28	--	2,500,000.00	2,500,000.00	08/06/26
16	30321972	LO	Columbia	MD	Actual/360	8.180%	106,760.96	8,923.48	0.00	N/A	07/06/28	--	15,156,536.86	15,147,613.38	07/06/26
17A2	30321973	MF	New York	NY	Actual/360	4.188%	46,878.19	0.00	0.00	N/A	06/06/28	--	13,000,000.00	13,000,000.00	07/06/26
18	30510127	LO	East Point	GA	Actual/360	8.000%	72,619.55	5,159.49	0.00	N/A	10/06/28	--	10,541,547.09	10,536,387.60	08/06/26
19	30530283	RT	San Pablo	CA	Actual/360	7.891%	69,650.80	0.00	0.00	N/A	10/06/28	--	10,250,000.00	10,250,000.00	08/06/26
20A1-2	30509891	98	Los Angeles	CA	Actual/360	6.533%	18,283.33	0.00	0.00	N/A	07/06/28	--	3,250,000.00	3,250,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20A1-3	30509892				Actual/360	6.533%	18,283.33	0.00	0.00	N/A	07/06/28	--	3,250,000.00	3,250,000.00	08/06/26
20A1-4	30509893				Actual/360	6.533%	18,564.61	0.00	0.00	N/A	07/06/28	--	3,300,000.00	3,300,000.00	08/06/26
21	30510081	OF	Irvine	CA	Actual/360	9.089%	67,309.09	0.00	0.00	N/A	10/01/28	--	8,600,000.00	8,600,000.00	08/01/26
22	30510032	MU	New York	NY	Actual/360	8.000%	51,666.67	0.00	0.00	N/A	09/06/28	--	7,500,000.00	7,500,000.00	08/06/26
23	30510229	Various Brooklyn		NY	Actual/360	7.380%	40,195.38	0.00	0.00	N/A	11/06/28	--	6,325,000.00	6,325,000.00	08/06/26
24	30510106	MU	New York	NY	Actual/360	7.620%	32,808.33	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	08/06/26
25	30510025	98	San Bernardino	CA	Actual/360	8.270%	30,621.97	0.00	0.00	N/A	09/06/28	--	4,300,000.00	4,300,000.00	08/06/26
26	30510143	SS	Huntsville	AL	Actual/360	7.500%	23,992.71	0.00	0.00	N/A	10/06/28	--	3,715,000.00	3,715,000.00	08/06/26
27	30510029	SS	Hohenwald	TN	Actual/360	7.600%	19,633.33	0.00	0.00	N/A	09/06/28	--	3,000,000.00	3,000,000.00	08/06/26
28	30510145	SS	Huntsville	AL	Actual/360	7.500%	18,987.50	0.00	0.00	N/A	10/06/28	--	2,940,000.00	2,940,000.00	07/06/26
Totals							4,035,570.87	14,082.97	0.00				626,229,317.28	626,215,234.31
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	13,042,267.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	10,472,145.81	11,065,814.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	10,472,145.81	11,065,814.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5-1	10,472,145.81	11,065,814.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2-2	47,592,151.35	0.00	--	--	--	0.00	0.00	219,505.83	219,505.83	0.00	0.00
3A2-3	47,592,151.35	0.00	--	--	--	0.00	0.00	82,314.68	82,314.68	0.00	0.00
4A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5A2	36,439,855.68	5,882,666.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	36,439,855.68	5,882,666.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A8	36,439,855.68	5,882,666.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	7,420,787.02	7,501,250.56	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	7,420,787.02	7,501,250.56	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	10,348,864.00	0.00	--	--	--	0.00	0.00	241,403.47	241,403.47	0.00	0.00
8	2,795,223.01	0.00	--	--	--	0.00	0.00	199,607.70	199,607.70	0.00	0.00
9	3,048,265.65	3,081,100.61	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,087,449.64	515,472.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,306,129.31	3,434,899.38	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,267,545.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A8	24,842,071.00	7,799,816.75	01/01/26	03/31/26	--	0.00	0.00	55,855.61	55,855.61	0.00	0.00
13A10-2	24,842,071.00	7,799,816.75	01/01/26	03/31/26	--	0.00	0.00	83,783.42	83,783.42	0.00	0.00
14	1,545,908.24	215,550.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A5-1	22,727,302.22	30,444,416.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A6-2	22,727,302.22	30,444,416.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,133,549.59	0.00	--	--	--	0.00	0.00	115,276.59	115,276.59	0.00	0.00
17A2	6,222,630.67	0.00	--	--	--	0.00	0.00	46,850.21	46,850.21	0.00	0.00
18	1,339,700.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,399,055.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1-2	14,262,307.15	3,596,090.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20A1-3	14,262,307.15	3,596,090.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1-4	14,262,307.15	3,596,090.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,105,577.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	752,456.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	548,890.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	538,091.22	534,203.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	532,413.67	564,599.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	479,495.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	318,642.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	193,579.35	172,728.01	04/01/25	03/31/26	--	0.00	0.00	18,981.17	18,981.17	0.00	0.00
Totals	443,693,285.33	161,643,236.23				0.00	0.00	1,063,578.68	1,063,578.68	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483617%	7.460006%	25
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483631%	7.460020%	26
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483651%	7.460039%	27
05/15/26	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483665%	7.460052%	28
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483685%	7.460072%	29
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483698%	7.460085%	30
02/18/26	1	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483729%	7.460115%	31
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483743%	7.460128%	32
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483756%	7.460141%	33
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	17,500,000.00	0	0.00	0	0.00	7.483775%	7.460160%	34
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483788%	7.460172%	35
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.483801%	7.460185%	36
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3A2-2	30321967	07/06/26	0	B	219,505.83	219,505.83	0.00	40,000,000.00
3A2-3	30321968	07/06/26	0	B	82,314.68	82,314.68	0.00	15,000,000.00
7A2	30530290	07/06/26	0	B	241,403.47	241,403.47	0.00	35,000,000.00
8	30510199	07/06/26	0	B	199,607.70	199,607.70	0.00	31,000,000.00
13A8	30321970	07/06/26	0	B	55,855.61	55,855.61	0.00	8,333,333.33
13A10-2	30321971	07/06/26	0	B	83,783.42	83,783.42	0.00	12,500,000.00
16	30321972	07/06/26	0	B	115,276.59	115,276.59	0.00	15,156,536.86
17A2	30321973	07/06/26	0	B	46,850.21	46,850.21	0.00	13,000,000.00
28	30510145	07/06/26	0	B	18,981.17	18,981.17	0.00	2,940,000.00
Totals					1,063,578.68	1,063,578.68	0.00	172,929,870.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		212,230,947	212,230,947		0	0
25 - 36 Months		413,984,288	413,984,288		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	626,215,234	626,215,234	0	0	0	0
Jul-26	626,229,317	626,229,317	0	0	0	0
Jun-26	626,249,053	626,249,053	0	0	0	0
May-26	626,262,902	618,762,902	7,500,000	0	0	0
Apr-26	626,282,412	626,282,412	0	0	0	0
Mar-26	626,296,029	626,296,029	0	0	0	0
Feb-26	626,326,856	613,326,856	13,000,000	0	0	0
Jan-26	626,340,165	626,340,165	0	0	0	0
Dec-25	626,353,381	626,353,381	0	0	0	0
Nov-25	626,372,284	626,372,284	0	0	0	0
Oct-25	626,385,277	626,385,277	0	0	0	0
Sep-25	626,396,901	626,396,901	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15A5-1	30509707	0.00	5.84000%	0.00	5.84000%	8	07/31/25	07/31/25	10/27/25
15A6-2	30509771	0.00	5.84000%	0.00	5.84000%	8	07/31/25	07/31/25	10/27/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27